Vanguard Variable Insurance Fund Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated April 30, 2015

William Blair & Company, L.L.C. (William Blair & Company)—one of the advisors to Vanguard Variable Insurance Fund Growth Portfolio—recently completed an internal corporate restructuring that resulted in the formation of a new entity, William Blair Investment Management, LLC (WBIM).

WBIM has assumed investment advisory responsibilities for the portion of assets of the Portfolio previously advised by William Blair & Company.

WBIM will have an identical governance structure to William Blair & Company, and the restructuring should not result in a change in the nature or level of advisory services provided to the Portfolio or an increase in the fees paid by the Portfolio for such services. The Portfolio’s investment objective, strategies, and risks remain unchanged.

All references to William Blair & Company, L.L.C. (William Blair & Company) in the prospectus and summary prospectus are hereby replaced with William Blair Investment Management, LLC (WBIM).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 109 072015

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated April 30, 2015

Important Changes to Vanguard Variable Insurance Fund Growth Portfolio

William Blair & Company, L.L.C. (William Blair & Company)—one of the advisors to Vanguard Variable Insurance Fund Growth Portfolio—recently completed an internal corporate restructuring that resulted in the formation of a new entity, William Blair Investment Management, LLC (WBIM).

WBIM has assumed investment advisory responsibilities for the portion of assets of the Portfolio previously advised by William Blair & Company.

WBIM will have an identical governance structure to William Blair & Company, and the restructuring should not result in a change in the nature or level of advisory services provided to the Portfolio or an increase in the fees paid by the Portfolio for such services. The Portfolio’s investment objective, strategies, and risks remain unchanged.

All references to William Blair & Company, L.L.C. (William Blair & Company) in the Statement of Additional Information are hereby replaced with William Blair Investment Management, LLC (WBIM).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 64A 072015